Condensed Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 12.7	$ 12.2
Preferred stock, par value (in usd per share)	$ 0.01	$ 0
Preferred stock, shares authorized	50,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0
Common stock, shares authorized	650,000,000	0
Common stock, shares issued	161,100,000	0
Common stock, shares outstanding	160,400,000	0
Treasury stock shares	700,000	0